Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2016 Hotel Entity	Dec. 31, 2015 Hotel Entity
Additional Information [Abstract]
Number of hotel properties under operating leases	61	64
Number of hotel properties under capital leases	4	4
Number of consolidated variable interest entities capital leases | Entity	2	2
Leases starting expiration date	2017
Leases ending expiration date	2196
Date majority of leases expire	2026